Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defered Tax Assets	$ 421,000	$ 458,000
Defered Tax Liabilities	32,000	$ 26,000
Income Tax, Carry Forwards	1,300,000
Defered Tax Assets	300,000
Losses Carry Forward	1,300,000
Export Terminal Joint Venture [Member]
Defered Tax Assets	15,900,000
Income Tax, Carry Forwards	$ 15,400,000
Percentage of carry forwards utilized against future profits	80.00%
Tax returns remain eligible for examination period	2 years